Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Key management personnel compensation	Key management personnel compensation comprised:

	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Directors & officers compensation	$396,250	$928,005	$1,342,500	$1,955,602
Share-based payments	482,306	9,108,057	1,729,390	20,717,042
	$878,556	$10,036,062	$3,071,890	$22,672,644